Share-Based Compensation (Details) - USD ($)			12 Months Ended
	Apr. 20, 2023	Mar. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation [Line Items]
Term grant			4 years
Equity-based compensation expense			$ 377,000	$ 1,859,000	$ 3,356,000
Fair value			$ 71,000
Estimated exercise coefficient (in Dollars per share)			$ 0.63
Weighted-average grant-date fair value options granted (in Dollars per share)			0.04	$ 0.08	$ 0.24
Weighted-average grant-date fair value of ADS (in Dollars per share)			$ 4	$ 8	$ 24
Total intrinsic value of RSU exercised			$ 328,000	$ 271,000	$ 120,000
Total compensation cost related to non-vested			$ 183,000
Option awards expire, term			3 years
Performance Shares [Member]
Stock-Based Compensation [Line Items]
Vesting shares (in Shares)			32,500
Equity-based compensation expense			$ 37	61
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Total intrinsic value of options exercised			0	0	$ 246,000
ADS [Member]
Stock-Based Compensation [Line Items]
Vesting shares (in Shares)	19,100	13,400
Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Equity-based compensation expense			$ 53	$ 87
Executive [Member]
Stock-Based Compensation [Line Items]
Estimated exercise coefficient (in Dollars per share)			$ 2.8
Non-Executive [Member]
Stock-Based Compensation [Line Items]
Estimated exercise coefficient (in Dollars per share)			$ 2
2022 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares authorized for issuance (in Shares)			197,731